Trajan Wealth Income Opportunities ETF

Schedule of Investments

As of September 30, 2021
			Shares	Value (Note 1)

COMMON STOCKS - 30.21%
Consumer Discretionary - 1.83%
Hanesbrands, Inc.			23,820	$408,751

Consumer Staples - 4.07%
Bunge Ltd.			5,665	460,678
Flowers Foods, Inc.			18,930	447,316
				907,994
Energy - 3.90%
The Williams Cos., Inc.			16,079	417,089
Valero Energy Corp.			6,445	454,824
				871,913
Financials - 4.14%
American International Group, Inc.			8,181	449,055
Truist Financial Corp.			8,109	475,593
				924,648
Health Care - 1.96%
Bristol-Myers Squibb Co.			7,417	438,864

Industrials - 2.18%
Atlas Corp.			32,022	486,414

Information Technology - 1.96%
Seagate Technology PLC			5,293	436,778

Materials - 1.97%
Sonoco Products Co.			7,398	440,773

Real Estate - 4.26%
Medical Properties Trust, Inc.			22,519	451,956
Realty Income Corp.			7,697	499,227
				951,183
Utilities - 3.94%
Black Hills Corp.			6,886	432,165
OGE Energy Corp.			13,619	448,882
				881,047

Total Common Stocks (Cost $6,885,952)				6,748,365

CORPORATE BONDS - 21.69%		Maturity
Communication Services - 2.52%	Interest Rate	Date	Par
T Mobile USA, Inc.	3.600%	11/15/2060	$ 574,800	563,861

Energy - 3.06%
Buckeye Partners LP	5.850%	11/15/2043	684,000	683,145

Health Care - 3.04%
Cleveland Clinic Foundation	4.858%	1/1/2114	469,200	679,115

				(Continued)

Trajan Wealth Income Opportunities ETF

Schedule of Investments - Continued

As of September 30, 2021
				Value (Note 1)

CORPORATE BONDS - Continued		Maturity
Industrials - 4.72%	Interest Rate	Date	Par
US Airways PT Trust 2013-1	3.950%	5/15/2027	$ 380,066	$386,242
Valmont Industries, Inc.	5.250%	10/1/2054	536,800	668,208
				1,054,450
Information Technology - 2.85%
HP, Inc.	6.000%	9/15/2041	490,600	635,993

Materials - 5.50%
Freeport-McMoran, Inc.	5.450%	3/15/2043	592,000	728,900
Olin Corp.	5.000%	2/1/2030	470,200	499,588
				1,228,488

Total Corporate Bonds (Cost $4,769,213)				4,845,052

PREFERRED STOCKS - 41.41%
Communication Services - 2.46%	Interest Rate		Shares
Chicken Soup for the Soul Entertainment	9.750%		19,460	548,383

Energy - 4.79%
Scorpio Tankers, Inc.	7.000%		22,916	569,463
Teekay LNG Partners LP	8.500%		18,339	501,205
				1,070,668
Financials - 22.07%
Annaly Capital Management	6.750%		19,694	524,648
Aspen Insurance Holdings Ltd.	5.625%		18,922	517,328
Athene Holding Ltd.	6.350%		14,492	429,833
Compass Diversified Holdings	7.875%		30,547	818,660
Dime Community Bancshares, Inc.	5.500%		20,315	522,096
Dynex Capital, Inc.	6.900%		21,284	550,191
Federal Agricultural Mortgage Corp.	5.250%		17,615	462,922
Invesco Mortgage Capital, Inc.	7.750%		21,944	559,572
KKR Real Estate Financial Trust, Inc.	6.500%		20,922	544,809
				4,930,059
Industrials - 5.00%
Costamare, Inc.	8.875%		19,776	536,226
Fortress Transportation and Infrastructure
Investors LLC	8.250%		21,592	579,745
				1,115,971
Real Estate - 7.09%
Pebblebrook Hotel Trust	6.375%		21,133	539,948
Plymouth Industrial REIT, Inc.	7.500%		19,415	516,633
Summit Hotel Properties, Inc.	6.250%		20,274	527,732
				1,584,313

Total Preferred Stocks (Cost 9,207,646)				9,249,394

				(Continued)

Trajan Wealth Income Opportunities ETF

Schedule of Investments - Continued

As of September 30, 2021
			Value (Note 1)

SHORT-TERM INVESTMENT - 4.47%
Dreyfus Treasury Securities Cash Management Fund -		Shares
Institutional Class, 0.01% §		998,823	$998,823

Total Short-Term Investment (Cost $998,823)			998,823

Investments, at Value (Cost $21,861,634) - 97.78%			21,841,634

Other Assets Less Liabilities - 2.22%			494,555

Net Assets - 100%			$22,336,189

§ Represents 7 day effective yield
The following acronyms or abbreviations are used in this schedule of investments:
PLC - Public Limited Company	LP - Limited Partnership
LLC - Limited Liability Company	REIT - Real Estate Investment Trust

Summary of Investments
by Sector	% of Net
	Assets	Value
Common Stocks:
Consumer Discretionary	1.83%	$408,751
Consumer Staples	4.07%	907,994
Energy	3.90%	871,913
Financials	4.14%	924,648
Health Care	1.96%	438,864
Industrials	2.18%	486,414
Information Technology	1.96%	436,778
Materials	1.97%	440,773
Real Estate	4.26%	951,183
Utilities	3.94%	881,047
Corporate Bonds:
Communication Services	2.52%	563,861
Energy	3.06%	683,145
Health Care	3.04%	679,115
Industrials	4.72%	1,054,450
Information Technology	2.85%	635,993
Materials	5.50%	1,228,488
Preferred Stocks:
Communication Services	2.46%	548,383
Energy	4.79%	1,070,668
Financials	22.07%	4,930,059
Industrials	5.00%	1,115,971
Real Estate	7.09%	1,584,313
Short-Term Investment	4.47%	998,823
Other Assets Less Liabilities	2.22%	494,555
Total Net Assets	100.00%	$22,336,189